STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (303,642)	$ (220,009)	$ (554,067)	$ (615,261)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	187	465	680	4,698
Amortization of intangibles	749	750	1,499	6,389
Amortization of original issue discount	48,532		73,710
Loss on extinguishment of debt				11,409
Loss on termination of operating lease				29,242
Share-based compensation expense		11,687	17,178	7,735
Changes in operating liabilities:
Accounts receivable	(15,000)	(5,000)		4,000
Prepaid expenses and other current assets	3,750	(7,409)	90	(465)
Accounts payable and accrued expenses	96,533	118,241	56,213	119,251
Credit card payable	4,954		5,083
Accrued liabilities			140,845	67,597
Accrued payroll and taxes	9,380	91,255
Accrued interest payable	35,205		59,398	6,530
Deferred revenue				(53,000)
Accrued interest payable - related party	25,000	25,000	50,000	50,000
Net cash used in operating activities	(94,352)	14,980	(149,371)	(361,875)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,550)
Net cash used in investing activities	(1,550)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from working capital funding loans				199,250
Repayments of working capital funding loans	(500)		(105,000)	(81,780)
Proceeds from convertible promissory note issuance	202,560		362,500
Advances from related party			216,250	11,169
Repayment of related party advances			(418,525)
Repayment of convertible promissory note issuances	(70,732)
Advances from related party	89,723	51,750
Repayments of related party advances	(170,822)	(182,855)
Proceeds from sale of common stock (Strata)	54,000	87,500	60,000
Proceeds from sale of common stock (506)		32,720	32,720	187,500
Net cash provided by financing activities	104,229	(10,885)	147,945	316,139
NET CHANGE IN CASH AND CASH EQUIVALENTS	8,327	4,095	(1,426)	(45,736)
CASH AND CASH EQUIVALENTS, beginning of period	1,987	3,413	3,413	49,149
CASH AND CASH EQUIVALENTS, end of period	10,314	7,508	1,987	3,413
Cash paid for:
Interest
Income taxes
NON-CASH FINANCING ACTIVITIES:
Common stock issued in exchange for services rendered	45,000	45,000	115,000	89,999
Common stock issued in partial convertible note conversion	133,125		143,750	50,000
Common stock issued in connection with Convertible Note for no consideration			15,520
Common stock issued to employees as compensation		$ 11,687	97,678	7,735
Common stock issued as consideration paid for HomeQ				$ 1,548,000